Cover	May 27, 2025
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Atomera Incorporated
Entity Central Index Key	0001420520
Entity Tax Identification Number	30-0509586
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	750 University Avenue
Entity Address, Address Line Two	Suite 280
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	442-5248
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false